Long-Term Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Term loans	$ 611,366	$ 539,247	$ 492,317
Less: unamortized debt issuance costs	(9,264)	(3,769)	(5,292)
Total net debt	602,102	535,478	487,025
Less: current portion	(6,028)	(6,896)	(5,039)
Long-term debt	$ 596,074	$ 528,582	$ 481,986